Organization and Basis of Presentation Narrative 2 (Details) - Orbitz $ / shares in Units, shares in Millions, $ in Millions	Feb. 12, 2015 USD ($) $ / shares	Jul. 25, 2007 shares	Jun. 30, 2015 Countries	Dec. 31, 2014	Dec. 31, 2014 Rate	Dec. 31, 2013 Rate
Shares beneficially owned [Line Items]
Number of Countries in which Entity Operates | Countries			8
Shares beneficially owned by parent, percentage			1.00%	48.00%	1.00%	48.00%
Conversion of stock, amount converted, per share | $ / shares	$ 12.00
Termination fee, if competition law matters not met | $	$ 115.0
IPO
Shares beneficially owned [Line Items]
Sale of stock, number of shares issued | shares		34.4